FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Fair Value Hierarchy (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Derivative financial instrument assets and liabilities and assets available for sale measured at fair value
Balance	$ (121)	$ (39)
Transfers of financial liabilities from level 1 to 2	0
Transfers of financial liabilities from level 2 to 1	0
Accounts receivable
Derivative financial instrument assets and liabilities and assets available for sale measured at fair value
Financial assets, at fair value	153	94
Accounts Payable
Derivative financial instrument assets and liabilities and assets available for sale measured at fair value
Financial liabilities, at fair value	(274)	(133)
Level 1
Derivative financial instrument assets and liabilities and assets available for sale measured at fair value
Balance	(139)	(33)
Level 1 | Accounts receivable
Derivative financial instrument assets and liabilities and assets available for sale measured at fair value
Financial assets, at fair value	63	33
Level 1 | Accounts Payable
Derivative financial instrument assets and liabilities and assets available for sale measured at fair value
Financial liabilities, at fair value	(202)	(66)
Level 2
Derivative financial instrument assets and liabilities and assets available for sale measured at fair value
Balance	18	(6)
Level 2 | Accounts receivable
Derivative financial instrument assets and liabilities and assets available for sale measured at fair value
Financial assets, at fair value	90	61
Level 2 | Accounts Payable
Derivative financial instrument assets and liabilities and assets available for sale measured at fair value
Financial liabilities, at fair value	$ (72)	$ (67)